Discontinued Operations (Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 01, 2013 Fontaine Woods [Member]	May 09, 2011 Fontaine Woods [Member] acre item	Dec. 31, 2012 Fontaine Woods [Member] item	Jan. 31, 2013 Beckanna on Glenwood [Member] item	Dec. 31, 2012 Beckanna on Glenwood [Member] item	Dec. 31, 2011 Beckanna on Glenwood [Member]	May 09, 2013 Oak Reserve at Winter Park [Member]	Jun. 30, 2013 Oak Reserve at Winter Park [Member]	Dec. 31, 2012 Oak Reserve at Winter Park [Member] item	Nov. 16, 2012 The Estates of Mill Creek [Member]	Aug. 28, 2012 The Estates of Mill Creek [Member]	Dec. 31, 2012 The Estates of Mill Creek [Member] item	Dec. 31, 2012 Terrace At River Oaks [Member] item	May 09, 2011 Minimum [Member] Fontaine Woods [Member] item	May 09, 2011 Maximum [Member] Fontaine Woods [Member] item
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of units on property				263	263		254				142			259	314
Number of buildings on property				14
Number of floors																2	3
Number of acres of land				52
Percent of ownership sold			70.00%	70.00%						100.00%
Consideration received from divestiture of interest in subsidiaries and affiliates			$ 10,500,000							$ 11,700,000			$ 27,500,000
Proceeds from divestiture of interest in subsidiaries and affiliates				13,000,000
Disposal group, liabilities of business transferred under contractual arrangement			9,100,000	9,100,000									19,100,000
Disposal group, assets of business transferred under contractual arrangement, cash				3,900,000
Gain from sale of rental property	2,182,413		1,600,000							500,000		2,200,000
Impairment charge		54,808							347,000
Lessee leasing arrangements, operating leases, number of renewal options						5
Lessee leasing arrangements, operating leases, renewal term						10 years
Amortization of intangible assets							177,000	31,000
Operating leases, rent expense, net							$ 1,207,000	$ 201,000